Document and Entity Information	Sep. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41545
Entity Registrant Name	MasterBrand, Inc.
Entity Central Index Key	0001941365
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-3479920
Entity Address, Address Line One	3300 Enterprise Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Beachwood
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
City Area Code	877
Local Phone Number	622-4782
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MBC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false